Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties [Abstract]
Summary of balances with the related parties
(a)	Balances with the related parties as of December 31, 2023 and 2024 are as follows:

Related party	Account	2023		2024
Investments in associates:
BNP Paribas Cardif Life Insurance	Credit card loans	~~W~~	105	154
”	ACL		(1)	(1)
”	Accrued income		32	23
”	Deposits		2,984	5,559
”	Allowance for Undrawn Commitment		2	1
Incorporated association Finance Saving Information Center	Credit card loans		—	2
”	Deposits		7	3
Nomura-Rifa Private Real Estate Investment Trust No.19	Loans		12,000	11,700
”	ACL		(471)	(247)
”	Accrued income		51	—
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Accrued income		310	71
KOREA FINANCE SECURITY CO., LTD	Deposits		132	131
”	Credit card loans		—	6
Korea Credit Bureau	Deposits		640	24
”	Credit card loans		—	616
”	ACL		—	(1)
Goduck Gangil1 PFV Co., Ltd	Deposits		11	4
SBC PFV Co., Ltd	Loans		—	984,600
”	ACL		—	(1,345)
”	Accrued income		—	89
”	Deposits		13,113	105
Goduck Gangil10 PFV Co., Ltd	Loans		1,100	—
”	ACL		(5)	—
”	Deposits		7,568	11,899
EDNCENTRAL Co.,Ltd.	Loans		—	25,400
”	ACL		—	(74)
”	Accrued income		—	64
”	Deposits		—	1,170
”	Provisions		—	156
Shinhan Global Healthcare Fund 2	Deposits		1	1
Future-Creation Neoplux Venture Capital Fund	Account receivables		3,600	3,600
Neoplux Market-Frontier Secondary Fund	Account receivables		592	—
Gyeonggi-Neoplux Superman Fund	Account receivables		1,174	1,696

Related party	Account	2023		2024
Investments in associates (continued):
Shinhan-Neoplux Energy Newbiz Fund	Account receivables	~~W~~	1,883	721
SHINHAN-NEO Core Industrial Technology Fund	Account receivables		123	399
Neoplux No.3 Private Equity Fund	Account receivables		5,866	7,532
Korea Digital Asset Custody (*1)	Deposits		34	—
Shinhan Smilegate Global PEF I	Unearned revenue		7	—
WaveTechnology co.Ltd	Deposits		17	115
SHINHAN-NEO Market-Frontier 2nd Fund	Account receivables		1,596	1,402
iPIXEL Co.,Ltd.	Credit card loans		—	14
”	ACL		—	(1)
”	Deposits		11	717
”	Allowance for Undrawn Commitment		—	1
CJL No.1 Private Equity Fund	Deposits		265	—
NewWave 6th Fund	Account receivables		984	877
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Deposits		923	852
Logisvalley Shinhan REIT Co.,Ltd.	Loans		33,000	33,000
”	ACL		(36)	(30)
”	Accrued income		81	75
”	Deposits		1,134	1,340
Shinhan-Albatross tech investment Fund	Deposits		2,229	4,339
Shinhan Global Active REIT Co.Ltd (*1), (*2)	Deposits		206	—
Shinhan VC tomorrow venture fund 1	Account receivables		730	2,474
SH Global Net Zero Solution Security Investment Trust (*1)	Accrued income		2	—
SEOKWANG T&I	Deposits		1	—
Shinhan Time 1st Investment fund	Deposits		151	64
Shinhan-Cognitive Start-up Fund L.P.	Unearned revenue		52	—
NH-J&-IBKC Label Technology Fund	Deposits		301	59
Shinhan-JW Mezzanin New Technology Fund 1 st (*1)	Unearned revenue		7	—
Shinhan M&A-ESG Investment fund	Account receivables		285	—
SH K REITs Infra Real Estate Investment Trust	Accrued income		—	5
Shinhan-CJ TechInnovation Fund 1st	Deposits		—	3,100
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]	Accrued income		—	12
SH Prestige High Dividend Security Feeder No.1[Equity]	Accrued income		—	14

Related party	Account	2023		2024
Investments in associates (continued):
Shinhan General Private Real Estate Investment Trust No.3	Accrued income	~~W~~	13	44
Capston General Private Real Estate Investment Trust No.26(Professional)	Loans		—	20,000
”	ACL		—	(21)
”	Accrued income		—	90
”	Deposits		1	—
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.	Accrued income		21	145
Shinhan-GB FutureFlow L.P.	Account receivables		—	41
LB Scotland Amazon Fulfillment Center Fund 29	Derivative assets		—	503
Shinhan AIM FoF Fund 1-A	Derivative assets		—	3,511
PineStreet Global Corporate FoF XIII-2	Derivative assets		—	104
CASCADETECH INC	Deposits		—	35
SONGPA BIZ CLUSTER PFV CO LTD	Loans		—	22,424
”	ACL		—	(119)
”	Accrued income		—	26
STIC ALT Global II Private Equity Fund	Deposits		—	2,207
TECHFIN RATINGS Co., Ltd.(*3)	Credit card loans		—	13
”	ACL		—	(2)
”	Deposits		—	21,611
”	Allowance for Undrawn Commitment		—	7
Nomura-Rifa Private Real Estate Investment Trust 31	Loans		—	14,000
”	ACL		—	(27)
Pacific Private Placement Real Estate Fund No.40	Loans		—	14,000
”	ACL		—	(160)
”	Accrued income		—	124
Shinhan-DS Mezzanine Fund 1	Unearned revenue		—	93
Shinhan-Csquared Mezzanine Fund 1	Unearned revenue		—	19
KR Seocho Co., Ltd	Loans		—	11,871
”	ACL		—	(213)
”	Accrued income		—	573

Related party	Account	2023		2024
Investments in associates (continued):
KB Distribution Private Real Estate 3-1	Loans	~~W~~	—	2,000
”	ACL		—	(4)
”	Accrued income		—	17
Key management personnel and their immediate relatives:	Loans		5,003	3,402

	Assets		68,038	1,165,189

	Liabilities	~~W~~	29,797	53,612

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2024.
(*2)	It includes details of receivables and payables with the subsidiaries of associates for the year ended December 31, 2023.
(*3)	Douzon3 TECHFIN Co., Ltd. has changed its name to TECHFIN RATINGS Co., Ltd..

Summary of transactions with the related parties
(b)	Transactions with the related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

Related party	Account	2022		2023	2024
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	1,890	4,125	1,312
”	Provision of credit loss		—	(2)	—
”	Interest expense		(52)	(57)	(12)
”	General and administrative expenses		(1)	—	—
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		42	—	—
Shinhan EZ General Insurance Co., Ltd. (*2)	Fees and commission income		2	—	—
”	Reversal for credit loss		5	—	—
”	Interest expense		(1)	—	—
Partners 4 th Growth Investment Fund (*3)	Interest expense		(12)	—	—
Shinhan-Albatross Tech Investment Fund	Fees and commission income		146	115	1,047
”	Interest expense		(7)	(4)	(12)
Shinhan-Midas Dong-A Secondary Fund	Fees and commission income		121	—	—
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		181	173	192
Shinhan-PS Investment Fund No.1	Fees and commission income		15	25	20

Related party	Account	2022		2023	2024
Investments in associates (continued)
Nomura-Rifa Private Real Estate Investment Trust No.19	Interest income	~~W~~	522	568	588
”	Reversal of credit loss		—	—	223
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income		1,550	1,262	886
KOREA FINANCE SECURITY CO., LTD	Fees and commission income		6	4	4
”	Other administrative expense		—	—	(145)
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Fees and commission income		140	589	3,122
Shinhan-Rhinos 1 Fund (*1)	Fees and commission income		61	—	—
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		118	140	148
One Shinhan Global Fund1	Fees and commission income		104	—	—
FuturePlay-Shinhan Tech Innovation Fund 1	Fees and commission income		227	56	158
Korea Credit Bureau	Fees and commission income		13	14	1,753
”	Fees and commission expense		—	—	(4,830)
”	Other administrative expense		—	—	(91)
Goduck Gangil1 PFV Co., Ltd	Interest income		377	143	—
”	Reversal of credit loss		31	20	—
SBC PFV Co., Ltd	Fees and commission income		808	—	7,839
”	Interest income		—	—	36,957
”	Interest expense		(23)	(13)	(13)
”	Provision for credit loss		—	—	(679)
Goduck Gangil10 PFV Co., Ltd	Interest income		171	69	30
”	Interest expense		(738)	(647)	(295)
”	Reversal of credit loss		14	4	17
Korea Omega Project Fund I	Fees and commission income		180	166	146
Sparklabs-Shinhan Opportunity Fund 1	Fees and commission income		202	39	18
EDNCENTRAL Co.,Ltd.	Interest income		267	—	615
”	Interest expense		—	—	(2)
”	Provision for credit loss		—	—	(74)
”	Fees and commission income		3,212	—	—

Related party	Account	2022		2023	2024
Investments in associates (continued)
Kakao-Shinhan 1 st TNYT Fund	Fees and commission income	~~W~~	386	386	338
Future-Creation Neoplux Venture Capital Fund	Interest income		74	86	76
”	Fees and commission income		53	—	—
Neoplux Market-Frontier Secondary Fund	Fees and commission income		904	592	—
Gyeonggi-Neoplux Superman Fund	Fees and commission income		623	551	522
Shinhan-Neoplux Energy Newbiz Fund	Fees and commission income		978	906	706
NewWave 6 th Fund	Fees and commission income		1,014	984	877
SHINHAN-NEO Core Industrial Technology Fund	Fees and commission income		498	496	401
KTC-NP Growth Champ 2011-2 Private Equity Fund (*3)	Interest income		59	36	—
Neoplux No.3 Private Equity Fund	Fees and commission income		3,190	2,676	—
Shinhan Smilegate Global PEF I	Fees and commission income		49	—	238
SHINHAN-NEO Market-Frontier 2 nd Fund	Fees and commission income		2,050	1,596	1,402
SWK-Shinhan New Technology Investment Fund 1 st	Fees and commission income		76	61	61
Ulmus SHC innovation investment fund	Fees and commission income		94	91	69
iPIXEL Co.,Ltd.	Interest income		1	—	—
”	Interest expense		—	—	(1)
CJL No.1 Private Equity Fund	Interest expense		(7)	(10)	(2)
Reverent-Shinhan Vista Fund	Fees and commission income		40	80	80
Kiwoom-Shinhan Innovation Fund 2	Fees and commission income		279	268	120
ETRI Holdings-Shinhan 1 st Unicorn Fund	Fees and commission income		100	100	93
Shinhan-Time mezzanine blind Fund	Fees and commission income		107	226	300
Shinhan VC tomorrow venture fund 1	Fees and commission income		3,400	3,280	2,474

Related party	Account	2022		2023	2024
Investments in associates (continued)
JS Shinhan Private Equity Fund	Fees and commission income	~~W~~	587	600	600
Stonebridge-Shinhan Unicorn Secondary Fund	Fees and commission income		591	444	722
Shinhan-Kunicorn first Fund	Fees and commission income		261	232	261
Shinhan-Quantum Startup Fund	Fees and commission income		125	153	153
Shinhan Simone Fund I	Fees and commission income		78	78	78
ShinhanFitrin 1 st Technology Business Investment Association	Fees and commission income		59	85	82
DDI LVC Master Real Estate Investment Trust Co., Ltd.	Interest expense		(1)	(1)	(1)
Logisvalley Shinhan REIT Co.,Ltd.	Interest income		1,018	1,841	1,703
”	Fees and commission income		458	163	143
”	Interest expense		(1)	(2)	(2)
”	Provision for credit loss		(28)	(8)	—
Shinhan-Dev healthcare Fund I	Fees and commission income		66	77	82
Shinhan-Cognitive Start-up Fund L.P.	Fees and commission income		192	188	222
Global Commerce Fund	Fees and commission income		10	30	38
Shinhan-HGI Social Enterprise Fund	Fees and commission income		27	63	47
Shinhan-WWG Energy Fund New Technology Venture Investment Fund	Fees and commission income		22	45	45
IGIS-Shinhan New Technology Fund 1	Fees and commission income		36	36	36
Shinhan-G.N.Tech Smart Innovation Fund	Fees and commission income		81	260	195
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 (*4)	Fees and commission income		6	—	—
SH Global Net Zero Solution Security Investment Trust (*5)	Fees and commission income		82	75	17
SH 1.5years Maturity Investment Type Security Investment Trust No.2 (*5)	Fees and commission income		—	16	4

Related party	Account	2022		2023	2024
Investments in associates (continued)
Newlake Growth Capital Partners2 PEF (*3)	Interest expense	~~W~~	(1)	—	—
Shinhan Global Active REIT Co.Ltd (*5), (*6)	Interest income		—	17	3,982
”	Fees and commission income		—	—	2,498
”	Derivative-related income		—	—	8,220
”	Interest expense		(1)	(2)	(4)
”	Reversal of credit loss		—	—	533
DeepBlue No.1 Private Equity Fund (*3)	Interest expense		(2)	—	—
DS SHINHAN Content Investment Fund 1	Fees and commission income		18	18	18
Shinhan Time 1 st Investment fund	Fees and commission income		4	26	26
SHINHAN SGC ESG Fund No.1	Fees and commission income		5	115	115
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Fees and commission income		4	125	125
Shinhan-iSquare Venture PEF 1	Fees and commission income		3	100	100
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1 st	Fees and commission income		—	42	207
DS-Shinhan-JBWoori New Media New Tehcnology Investment Fund No.1	Fees and commission income		—	216	216
NH-J&-IBKC Label Technology Fund	Interest expense		—	(12)	(6)
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund	Fees and commission income		—	55	55
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Fees and commission income		—	113	214
Shinhan M&A - ESG Investment Fund	Fees and commission income		—	726	1,083
Shinhan-JW Mezzanine New Technology Fund 1 st (*5)	Fees and commission income		—	46	7
MAN Global Strategy Bond(H)	Fees and commission income		—	2	5

Related party	Account	2022		2023	2024
Investments in associates (continued)
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]	Fees and commission income	~~W~~	—	—	18
SH Prestige High Dividend Security Feeder No.1[Equity]	Fees and commission income		—	—	24
Shinhan time secondary blind new technology investment trust	Fees and commission income		—	71	200
Shinhan-openwater pre-IPO Investment Trust 1	Fees and commission income		—	36	100
Shinhan-CJ Technology Innovation Fund No. 1	Fees and commission income		—	88	200
”	Interest expense		—	—	(25)
Shinhan-Eco Venture Fund 2 nd	Fees and commission income		—	49	100
Heungkuk-Shinhan the1 st Visionary Technology Investment Trust no. 1	Fees and commission income		—	87	200
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Fees and commission income		—	94	237
Shinhan HB Wellness 1 st Investment Trust	Fees and commission income		—	35	77
Shinhan JN Wave Technology Investment Trust	Fees and commission income		—	2	18
Shinhan General Private Real Estate Investment Trust No.3	Fees and commission income		—	13	135
Shinhan-Timefolio Bio Accelerator Fund	Fees and commission income		—	163	310
Shinhan DS Secondary Investment Fund	Fees and commission income		—	139	303
Fortress-shinhan New Tech Fund No.1	Fees and commission income		—	27	101
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7	Fees and commission income		—	18	94

Related party	Account	2022		2023	2024
Investments in associates (continued)
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.	Fees and commission income	~~W~~	—	25	208
Shinhan-GB FutureFlow Fund L.P.	Fees and commission income		—	—	279
LB Scotland Amazon Fulfillment Center Fund 29	Derivative-related income		—	—	503
”	Other expense		—	—	(2)
Shinhan AIM FoF Fund 1-A	Derivative-related income		—	—	3,331
”	Derivative-related expense		—	—	(232)
”	Other income		—	—	22
”	Interest expense		—	—	(12)
PineStreet Global Corporate FoF XIII-2	Derivative-related income		—	—	96
Shinhan-Regent Fund I	Fees and commission income		—	—	23
Shinhan-soo secondary Fund	Fees and commission income		—	—	247
The E&Shinhan New Growth Up Fund	Fees and commission income		—	—	216
CASCADETECH INC	Reversal of credit loss		—	—	6
TECHFIN RATINGS Co., Ltd. (*7)	Fees and commission income		—	—	2
”	Interest expense		—	—	(726)
SONGPA BIZ CLUSTER PFV CO LTD	Interest income		—	—	356
”	Fees and commission income		—	—	9,178
”	Interest expense		—	—	(1)
STIC ALT Global II Private Equity Fund	Interest expense		—	—	(3)
Nomura-Rifa Private Real Estate Investment Trust No.31.	Interest income		—	—	746
”	Provision for credit loss		—	—	(27)
Pacific Private Placement Real Estate Fund No.40	Interest income		—	—	825
Shinhan-DS Mezzanine Fund 1	Fees and commission income		—	—	172
Shinhan-Csquared Mezzanine Fund 1	Fees and commission income		—	—	20
Shinhan Time BM sobujang Fund	Fees and commission income		—	—	110
KR Seocho Co., Ltd	Interest income		—	—	1,287

Related party	Account	2022		2023	2024
Investments in associates (continued)
Shinhan Market-Frontier Fund III	Fees and commission income	~~W~~	—	—	1,022
SH K REITs Infra Real Estate Investment Trust[FoFs])	Fees and commission income		—	25	50
KB Distribution Private Real Estate 3-1	Interest income		—	—	103
”	Provision for credit loss		—	—	(4)
Capstone REITs No.26	Interest income		—	—	589
”	Provision for credit loss		—	—	(21)
Wave Technology	Fees and commission expense		—	—	(300)
Key management personnel and their immediate relatives
	Interest income		205	242	133

		~~W~~	27,443	26,270	98,783

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.
(*2)
It is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance Co., Ltd for the year ended December 31, 2022. The transaction amount for the years ended December 31, 2021 and 2022 is the amount before being incorporated into the consolidation target.

(*3)	Excluded from associates due to the loss of significant influence through disposal, liquidation, or other means for the year ended December 31, 2023.
(*4)	It is incorporated into the consolidation target as the Group held control due to increased equity ratio for the year ended December 31, 2023.
(*5)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2024.
(*6)	The transaction details between the associate and its subsidiary are included for the years ended December 31, 2023 and 2024.
(*7)	Douzon3 TECHFIN Co., Ltd. has changed its name to TECHFIN RATINGS Co., Ltd..

Summary of key management personnel compensation
(c)	Key management personnel compensation
Key management personnel compensation for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Short-term employee benefits	~~W~~	27,591	25,007	21,963
Severance benefits		817	809	824
Share-based payment transactions (*)		9,777	11,862	12,478

	~~W~~	38,185	37,678	35,265

(*)	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.

Summary of the guarantees and purchase agreement provided between the related parties
(d)	The guarantees and purchase agreement provided between the related parties as of December 31, 2023 and 2024 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2023		2024	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	—	Unused loan limit
”	SBC PFV Co., Ltd.		—	65,400	Unused loan limit
”	Key Management Personnel		3,241	2,801	Unused loan limit
Shinhan Card	BNP Paribas Cardif Life Insurance		895	846	Unused credit line
The Group	Structured entities		326,830	204,035	Purchase agreement
”	”		—	31,440	Derivative agreement

		~~W~~ 340,966		304,522

Summary of details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2023 and 2024 are as follows:

			Amount of assets pledged
Provided to	Provided by	Pledged assets	2023		2024
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	2,400	—
	Logisvalley Shinhan REIT Co.,Ltd.	Collateral trust		39,600	39,600
	Nomura- Rifa Private Real Estate Investment Trust 31	Collateral trust		—	16,800
	SBC PFV Co., Ltd.	Collateral trust		—	960,000
	Key Management Personnel	Properties		4,417	6,799
	”	Deposits and etc.		1,127	1,466
	”	Guarantee		1,308	2,132

				6,852	10,397

			~~W~~	48,852	1,026,797

Summary of significant loan transactions with related parties
(f)	Details of significant loan transactions with related parties as of December 31, 2023 and 2024 are as follows:

		2023
Classification	Company	Beginning		Execution	Collection	Others (*)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,880	—	—	(351)	11,529
	Goduck Gangil1 PFV Co., Ltd.		6,825	—	(6,825)	—	—
	Goduck Gangil10 PFV Co., Ltd.		3,100	—	(2,000)	—	1,100
	Logisvalley Shinhan REIT Co.,Ltd.		43,000	33,000	(43,000)	—	33,000
Key Management Personnel			6,563	3,154	(4,712)	—	5,005

	Total	~~W~~	71,368	36,154	(56,537)	(351)	50,634

(*)	The effect on changes in allowance for credit loss is included.

		2024
Classification	Company	Beginning		Execution	Collection	Others (*1)	Ending
Investments in associates	Nomura-Rifa Private Real Estate Investment Trust No.19	~~W~~	11,529	—	(300)	471	11,700
	Shinhan Global Active REIT Co.Ltd. (*2)		—	165,400	(125,700)	(39,700)	—
	SBC PFV Co., Ltd.		—	1,169,700	(185,100)	—	984,600
	Goduck Gangil10 PFV Co., Ltd.		1,100	—	(1,100)	—	—
	Logisvalley Shinhan REIT Co.,Ltd.		33,000	34,175	(34,175)	—	33,000
	CASCADETECH INC		—	66	(66)	—	—
	Nomura-Rifa Private Real Estate Investment Trust No.31.		—	28,000	(14,000)	—	14,000
	Pacific Private Placement Real Estate Fund No.40		—	14,000	—	—	14,000
	KR Seocho Co., Ltd		—	11,871	(7,000)	7,000	11,871
	SONGPA BIZ CLUSTER PFV CO LTD		—	22,424	—	—	22,424
	KB Distribution Private Real Estate 3-1		—	2,000	—	—	2,000
	Capstone REITs No.26		—	20,000	—	—	20,000
	EDNCENTRAL Co.,Ltd		—	25,400	—	—	25,400
Key Management Personnel			5,005	1,493	(3,095)	—	3,403

	Total	~~W~~	50,634	1,494,529	(370,536)	(32,229)	1,142,398

(*1)	The effect on changes in allowance for credit loss is included.
(*2)	It was excluded from associates due to the loss of significant influence during the year ended December 31, 2024, and the year-end balance has been reclassified under ‘Others’